PREPAID LICENSING AND ROYALTY FEES	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID LICENSING AND ROYALTY FEES

NOTE 3. PREPAID LICENSING AND ROYALTY FEES

The following table summarizes changes to our Company’s prepaid licensing and royalty fees:

(in US$ thousands)	2023	2022	2021
Balance at beginning of year	$177	$35	$130
Addition	36	369	98
Amortization and usage	(189)	(227)	(193)
Impairment charges	—	—	—
Balance at end of year	$24	$177	$35